Derivative financial liability - current (Details 3) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 364	£ 85	£ 553
Level 3 of fair value hierarchy [member] | May 2023 grant ‘D’ warrants [Member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 364
Valuation technique (s) and key input(s)	Black-Scholes Model
Significant unobservable input(s)	Volatility rate of 90% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life of 4.98 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.13% determined using the expected life assumptions
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | May 2020 warrants [Member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability		48
Valuation technique (s) and key input(s)	Monte Carlo simulation model
Significant unobservable input(s)	Volatility rate of 90% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 2.38 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.68% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | October 2019 warrants [Member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability		£ 37
Valuation technique (s) and key input(s)	Monte Carlo simulation model
Significant unobservable input(s)	Volatility rate of 90% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 2.00 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.87% determined using the expected life assumptions
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.